Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

5. Prepaid Expenses and Other Current Assets

As of December 31, 2012 and 2011, prepaid expenses and other current assets consisted of the following:

	2012	2011

Taxes Refundable	$149,536	$180,721
Receivables for supplier rebates	61,248	185,152
Prepaid licence fees	47,137	45,184
Leases receivable	46,198	38,175
Prepaid rent	44,894	39,468
Payments on account	35,660	40,476
Derivatives	31,235	60,877
Prepaid insurance	24,803	14,163
Deposit / Guarantee / Security	20,903	16,538
Other	476,147	414,612
Total prepaid expenses and other current assets	$937,761	$1,035,366

The other item in the table above includes other current receivables from Medicare and Medicaid, amounts due from managed locations and other deferred charges.